Private Placement (Details) - Private Placement [Member] - USD ($)	Dec. 28, 2021	Dec. 14, 2021
Private Placement [Line Items]
Number of units issued	3,750	950,000
Shares issued price shares (in Dollars per share)	$ 10	$ 10
Generating gross proceeds of private placement (in Dollars)	$ 37,500	$ 9,500,000
Number of shares issuable per warrant	1
Price per share (in Dollars per share)	$ 11.5
Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares issuable per warrant	1